Commitments and Contingencies Leases (Detail) (USD $)	6 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 18, 2014 Office Building [Member]	Mar. 06, 2013 Office Building [Member]	Mar. 06, 2013 Office Building [Member] sqft	Feb. 28, 2006 Office Building [Member] Corporate Office Lease [Member] sqft	Mar. 06, 2013 Office Building [Member] Office Space, Addition [Member]	Jun. 30, 2009 Office Building [Member] Office Space, Addition [Member]	Jun. 01, 2007 Office Building [Member] Office Space, Addition [Member] sqft	Aug. 31, 2009 Office Building [Member] General Office Space	Feb. 20, 2009 Office Building [Member] General Office Space sqft
Operating Leased Assets [Line Items]
Area of leased property							11,600	11,600			3,000		12,257
Lease term								7 years	1 year
Proceeds from tenant allowance										$ 100,000
Lease expiration date					Aug. 31, 2014	May 31, 2014
Rent expense, net of sublease income		300,000	200,000	300,000								300,000
Future minimum payments under remaining lease		124,000
Operating lease term						1 year
Sublease income		$ 0	$ 300,000	$ 500,000
Lease Termination Notice Period	60